Note 11 - Long-term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
11.	Long-term Debt

Term Loans		Original	December 31,	Movement in 2015		December 31,
Issue Date	Maturity Date	Amount	2014	Additions	Repayments	2015
December 5, 2005	September 9, 2016	100,067,500	13,816,882	-	(5,029,852)	8,787,030
May 17, 2006	May 30, 2016	79,850,000	14,500,000	-	(14,500,000)	-
June 6, 2006	June 28, 2016	6,580,000	1,763,440	-	(473,760)	1,289,680
June 21, 2007	December 21, 2017	49,875,000	22,365,764	-	(4,869,014)	17,496,750
February 12, 2008	February 19, 2020	40,250,000	21,875,000	-	(2,500,000)	19,375,000
July 30, 2008	November 4, 2020	33,240,000	21,606,000	-	(1,939,000)	19,667,000
October 9, 2008	October 9, 2020	29,437,000	8,650,000	-	(780,000)	7,870,000
January 30, 2009	July 15, 2016	45,000,000	30,550,000	-	(3,400,000)	27,150,000
April 14, 2014	April 14, 2020	20,400,000	19,300,000	-	(2,200,000)	17,100,000
February 1, 2011	September 1, 2018	49,400,000	37,850,000	-	(3,300,000)	34,550,000
March 1, 2011	June 20, 2020	43,250,000	35,375,000	-	(3,000,000)	32,375,000
September 23, 2013	September 30, 2020	45,212,500	38,896,767	-	(5,052,587)	33,844,180
March 24, 2014	June 30, 2021	50,225,000	33,040,000	15,925,000	(2,520,000)	46,445,000
April 16, 2014	April 16, 2020	30,000,000	12,915,000	15,750,000	(3,000,000)	25,665,000
June 12, 2014	October 2, 2020	13,000,000	13,000,000	-	(880,000)	12,120,000
June 20, 2014	January 8, 2023	20,925,000	-	20,925,000	(1,065,000)	19,860,000
December 20, 2013	November 16, 2022	67,200,000	-	32,000,000	(500,000)	31,500,000
December 24, 2015	December 14, 2022	22,400,000	-	22,400,000	-	22,400,000
July 4, 2014	September 3, 2021	22,750,000	-	22,750,000	(406,250)	22,343,750
July 29, 2014	July 7, 2023	25,350,000	-	25,350,000	(528,125)	24,821,875
Total			325,503,853	155,100,000	(55,943,588)	424,660,265

Current portion of long-term debt			42,614,213			75,546,625
Long term debt			282,889,640			349,113,640
Total debt			325,503,853			424,660,265

Current portion of deferred finance charges			488,551			618,174
Deferred finance charges non-current			1,032,992			1,879,537
Total deferred finance charges			1,521,543			2,497,711

Total debt			325,503,853			424,660,265
Less: Total deferred finance charges			1,521,543			2,497,711
Total debt, net of deferred finance charges			323,982,310			422,162,554
Less: Current portion of long-term debt, net of current portion of deferred finance charges			42,125,662			74,928,451
Long term debt, net of deferred finance charges			281,856,648			347,234,103

On December 20, 2013 the Company entered into a term loan with a bank institution to partially finance the acquisition of four LPG carriers under construction, in an amount equal to (i) the lesser of $67,200,000 or 70% of the fair market value of the vessels subject to the Minimum Employment Condition being met at the delivery date of each vessel or (ii) the lesser of $62,400,000 or 65% of the fair market value of the vessels if the Minimum Employment Condition will not be met at the delivery date of each vessel. The term loan will be drawn down in four tranches upon the delivery of each vessel. The first and second tranche amounting to $16,000,000 each were drawn down on September 14, 2015 and September 30, 2015, respectively. As of December 31, 2015, the remaining tranches had not been drawn down.

On March 24, 2014 the Company entered into a term loan with a bank to partially finance the acquisition of three LPG carriers under construction, named “Eco Stream”, “Eco Chios” and “Eco Galaxy”, respectively, by three of the Company’s wholly owned subsidiaries. The term loan was drawn down in three tranches upon the delivery of each vessel. The first and second tranche amounting to $17,150,000 each were drawn down on March 31, 2014 and on June 30, 2014, respectively, and the third tranche amounting to $15,925,000 was drawn down on July 31, 2015.

On April 14, 2014, the Company entered into a facility agreement with a bank to refinance the existing term loan dated February 18, 2009. The term loan is up to $20,400,000 and was drawn down in one tranche at the signing date of the facility agreement.

On April 16, 2014, the Company entered into a facility agreement with a bank to partially finance the acquisition of one LPG carrier on its delivery and to refinance the existing term loan dated June 25, 2009. The term loan was up to $30,000,000 and was drawn down in three tranches. The two tranches amounting to $14,250,000 were drawn down on April 25, 2014 and the third tranche amounting to $15,750,000 was drawn down on April 21, 2015.

On June 12, 2014 the Company entered into a term loan with a bank to partially finance the acquisition of one LPG carrier under construction, named “Eco Invictus”, by one of the Company’s wholly owned subsidiary. The term loan, amounting to $13,000,000, was drawn down on October 1, 2014 in one tranche.

On June 20, 2014 the Company entered into a term loan with a bank to partially finance the acquisition of two LPG carriers under construction, named “Eco Corsair” and “Eco Elysium”, respectively, by two of the Company’s wholly owned subsidiaries. The term loan amounting to $20,925,000 was drawn down on January 8, 2015.

On July 4, 2014, the Company entered into a term loan with a bank to partially finance the acquisition of two LPG carriers under construction on their delivery. The term loan is up to $22,750,000 and was drawn down in two tranches upon the delivery of each vessel. The first and second tranche amounting to $11,375,000 each were drawn down on August 4, 2015 and on September 3, 2015, respectively.

On July 29, 2014, the Company entered into a term loan with a bank to partially finance the acquisition of two LPG carriers under construction on their delivery. The term loan amounting to $25,350,000 was drawn down in one tranche on July 7, 2015.

On March 27, 2015, the Company voluntary repaid the outstanding balance of the term loan dated May 17, 2006, amounting to $13,500,000.

On December 24, 2015, the Company entered into a term loan with a bank to partially finance the acquisition of two LPG carriers under construction on their delivery. The term loan amounting to $22,400,000 was drawn down in one tranche on December 30, 2015.

The above loans are generally repayable in quarterly or semi-annual installments and a balloon payment at maturity and are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, ranging from 125% to 130%,
•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,
•	the Interest Coverage Ratio of the Company defined as EBITDA to interest expense to be at all times greater than to 2.5:1,
•	at least a certain percentage of the Company is to always be owned by members of the Vafias family,
•	the Company should maintain on a monthly basis a cash balance of a proportionate amount of the next installment and relevant interest plus a minimum aggregate cash balance of $5,146,877 in the earnings account with the relevant banks,
•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.

The interest rates on the outstanding loans as of December 31, 2015 are based on Libor plus a margin which varies from 0.70% to 3.00%. The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:

Year ended December 31, 2013: 2.23%

Year ended December 31, 2014: 2.28%

Year ended December 31, 2015: 2.67%

Bank loan interest expense for the above loans for the years ended December 31, 2013, 2014 and 2015 amounted to $7,997,247, $8,746,786 and $10,175,944, respectively. Of these amounts, for the years ended December 31, 2013, 2014 and 2015, the amounts of $819,296, $2,113,297 and $1,822,443, respectively, were capitalized as part of advances paid for vessels under construction. Interest expense, net of interest capitalized, is included in interest and finance costs in the consolidated statements of income.

At December 31, 2015, the Company was in compliance with all of its debt financial covenants.

The aggregate available unused amounts under these facilities at December 31, 2015 were $33,600,000 and the Company is required to pay a quarterly commitment fee of 0.80% per annum of the unutilized portion of the line of credit.

The annual principal payments to be made, for the abovementioned loans, after December 31, 2015 are as follows:

December 31,	Amount
2016	75,546,625
2017	49,251,665
2018	58,462,415
2019	29,887,415
2020	105,420,661
Thereafter	106,091,485

Total	424,660,265